Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable, Net
	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable	2,260,070	2,984,090	434,018
Allowance for doubtful accounts	(24,686)	(94,856)	(13,796)
Accounts receivable, net	2,235,384	2,889,234	420,222

Schedule of Movement of Allowance for Doubtful Accounts

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at the beginning of the year	21,913	19,719	24,686	3,590
Provisions	7,245	56,048	85,745	12,471
Write-offs	(9,439)	(51,081)	(15,575)	(2,265)
Balance at the end of the year	19,719	24,686	94,856	13,796